Provisions - Schedule of maturity of estimated benefits payments, United Kingdom (Details) - United Kingdom € in Millions	Dec. 31, 2025 EUR (€)
2026
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 576
2027
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	485
2028
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	503
2029
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	527
2030
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	545
2031 to 2035
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 2,801